Certain Risks and Concentration (Tables)	12 Months Ended
Dec. 31, 2024
Certain Risks and Concentration [Abstract]
Schedule of Certain Risks and Concentration

The top customers whose revenues individually represented greater than 10% of the total net revenues of the Company for the years ended December 31, 2022, 2023 and 2024 were as follows:

	For the years ended December 31,
	2022	2023	2024
Customer A	*	*	36.5%
Customer B	*	*	18.6%
Customer C	41.0%	29.1%	14.2%
Customer D	15.3%	22.8%	*
Customer E	19.8%	17.7%	*

Accounts receivable due from customers who represent 10% or more of the Company’s total accounts receivable were as follows:

	As of December 31,
	2023	2024
Customer C	21.2%	66.3%
Customer D	13.9%	19.1%
Customer E	37.5%	*
Customer F	18.2%	*
The top supplier whose purchases individually represented greater than 10% of the total purchases of the Company for the years ended December 31, 2022, 2023 and 2024 was as follows:
	For the years ended December 31,
	2022	2023	2024
Supplier A	*	*	82.6%
Supplier B	*	*	14.2%
Supplier C	*	88.3%	*
Supplier D	39.7%	*	*
Supplier E	15.7%	*	*
Supplier F	10.1%	*	*

*	less than 10% of total purchases